Submission	Dec. 04, 2024
Submission [Line Items]
Central Index Key	0001411579
Registrant Name	AMC ENTERTAINMENT HOLDINGS, INC.
Registration File Number	333-266536
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES